CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Shares Par Value	$ 0.001	$ 0.001
Common Stock, Shares Issued	94,471,302	94,471,302
Common Stock, Shares Outstanding	94,471,302	94,471,302